UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22742

RIVERNORTH OPPORTUNITIES FUND, INC.
(exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203
(Address of principal executive offices) (Zip code)

Abigail J. Murray, Esq., Secretary
RiverNorth Opportunities Fund, Inc.
1290 Broadway, Suite 1100
Denver, Colorado 80203
(Name and address of agent for service)

Registrant’s telephone number, including area code: 303-623-2577

Date of fiscal year end: October 31

Date of reporting period: 12/24/2015 – 10/31/2016

Item 1.	Reports to Shareholders.

OPPORTUNISTIC INVESTMENT STRATEGIES

10.31.2016

RIVERNORTH®

Annual Report

RIVERNORTH OPPORTUNITIES FUND, INC.

RN

RiverNorth Opportunities Fund, Inc.	Table of Contents

Performance Overview	2
Statement of Investments	6
Statement of Assets and Liabilities	8
Statement of Operations	9
Statement of Changes in Net Assets	10
Financial Highlights	11
Notes to Financial Statements	12
Dividend Reinvestment Plan	20
Report of Independent Registered Public Accounting Firm	22
Directors and Officers	23
Additional Information	29

RiverNorth Opportunities Fund, Inc.	Performance Overview

October 31, 2016 (Unaudited)

INVESTMENT OBJECTIVE

RiverNorth Opportunities Fund, Inc.’s (the “Fund”) investment objective is total return consisting of capital appreciation and current income.

PERFORMANCE OVERVIEW

For the period from the Fund’s inception (December 24, 2015) through October 31, 2016, the Fund returned 13.67% on a NAV basis and 9.87% on a market price basis. The S&P 500 Index returned 4.86% during the same period.

The Fund benefitted from a sharp sell-off in risk markets at the  beginning of 2016, as we were able to put the Fund’s IPO proceeds to work in closed-end funds at relatively wide discounts.  As risk markets rebounded later in the year, most of the credit-focused closed-end funds in the Fund’s portfolio outperformed the S&P 500 Index on a NAV basis, contributing to the Fund’s relative performance. In addition, fixed income closed-end fund discounts narrowed on average from where  they  were  purchased  early  in  the  year,  further  contributing  to  the  Fund’s  relative performance.

The Fund’s investments in global allocation closed-end funds detracted from relative performance as these  funds underperformed the benchmark on both a NAV  and market price basis during  the period.

PERFORMANCE as of October 31, 2016

CUMULATIVE
TOTAL RETURNS(1)	Since Inception(2)
RiverNorth Opportunities Fund, Inc. - NAV(3)	13.67%
RiverNorth Opportunities Fund, Inc. - Market Price(4)	9.87%
S&P 500® Total Return Index	4.86%

(1)	Total returns assume reinvestment of all distributions.
(2)	The Fund commenced operations on December 24, 2015.
(3)	Performance returns are net of management fees and other Fund expenses.
(4)	Market price is the value at which the Fund trades on an exchange. This market price can be more or less than its NAV.

Performance data quoted represents past performance, which is not a guarantee of future results. Current performance may be lower or higher than the performance quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month end by calling (855)830-1222 or by visiting www.rivernorthcef.com. Total return measures net investment income and capital gain or loss from portfolio investments. All performance shown assumes reinvestment of dividends and capital gains distributions.

Total annual expense ratio as a percentage of net assets attributable to common shares as of October 31, 2016, 1.69%.

The Fund is a closed-end fund and does not continuously issue shares for sale as open-end mutual funds do. Since the initial public offering, the Fund now trades only in the secondary market. Investors wishing to buy or sell shares need to place orders through an intermediary or broker and additional charges or commissions will apply. The share price of a closed-end fund is based on the market’s value.

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RiverNorth Opportunities Fund, Inc.	Performance Overview

October 31, 2016 (Unaudited)

S&P 500® Total Return Index – A market value weighted index of 500 stocks chosen for market size, liquidity and industry grouping, among other factors. This index is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/return characteristics of the large cap universe. This index reflects the effects of dividend reinvestment.

Indices are unmanaged; their returns do not reflect any fees, expenses, or sales charges.

An investor cannot invest directly in an index.

ALPS Advisors, Inc. is the investment adviser to the Fund.

RiverNorth Capital Management, LLC is the investment sub-adviser to the Fund. RiverNorth Capital Management, LLC is not affiliated with ALPS Advisors, Inc. or any of its affiliates.

Secondary market support provided to the Fund by ALPS Fund Services, Inc.’s affiliate, ALPS Portfolio Solutions Distributor, Inc., a FINRA member.

Annual Report | October 31, 2016	3

RiverNorth Opportunities Fund, Inc.	Performance Overview

October 31, 2016 (Unaudited)

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

The  graph  below  illustrates  the  growth  of  a  hypothetical  $10,000  investment  assuming  the purchase of common shares at the closing market price (NYSE: RIV) of $19.40 on December 24, 2015, and tracking its progress through October 31, 2016.

Past performance does not guarantee future results. Performance will fluctuate with changes in market conditions. Current performance may be lower or higher than the performance data shown. Performance information does not reflect the deduction of taxes that shareholders would pay on Fund distributions or the sale of Fund shares. An investment in the Fund involves risk, including loss of principal.

ASSET ALLOCATION as of October 31, 2016^

^	Holdings are subject to change.
Percentages are based on total investments of the Fund.

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RiverNorth Opportunities Fund, Inc.	Performance Overview

October 31, 2016 (Unaudited)

TOP TEN HOLDINGS as of October 31, 2016

% of Total Investments
Advent Claymore Convertible Securities and Income Fund II	6.76%
Royce Value Trust, Inc.	6.53%
Advent Claymore Convertible Securities and Income Fund	6.00%
Clough Global Opportunities Fund	5.52%
Franklin Limited Duration Income Trust	5.37%
Ares Dynamic Credit Allocation Fund, Inc.	5.21%
Zweig Fund, Inc.	5.11%
Virtus Total Return Fund	5.03%
BlackRock Debt Strategies Fund, Inc.	4.80%
Brookfield Mortgage Opportunity Income Fund, Inc.	4.40%
54.73%

Holdings are subject to change.

Annual Report | October 31, 2016	5

RiverNorth Opportunities Fund, Inc.	Statement of Investments

October 31, 2016

Description	Shares	Value (Note 2)
CLOSED-END FUNDS (84.22%)
Advent Claymore Convertible Securities and Income Fund	305,413	$4,278,836
Advent Claymore Convertible Securities and Income Fund II	864,110	4,821,734
Advent/Claymore Enhanced Growth & Income Fund	271,361	2,217,019
AllianzGI Diversified Income & Convertible Fund	66,607	1,188,935
Ares Dynamic Credit Allocation Fund, Inc.	252,829	3,716,586
BlackRock Debt Strategies Fund, Inc.	945,839	3,423,937
BlackRock Multi-Sector Income Trust	61,263	1,026,768
Blackstone/GSO Long-Short Credit Income Fund	114,180	1,758,372
Blackstone/GSO Strategic Credit Fund	26,504	390,404
Brookfield Mortgage Opportunity Income Fund, Inc.	219,026	3,138,643
Clough Global Dividend and Income Fund	24,981	290,279
Clough Global Equity Fund	42,233	451,471
Clough Global Opportunities Fund(a)	435,187	3,934,091
Cornerstone Strategic Value Fund, Inc.	106,000	1,582,580
Deutsche Multi-Market Income Trust	128,182	1,084,420
Eaton Vance Short Duration Diversified Income Fund	156,267	2,087,727
Franklin Limited Duration Income Trust	317,733	3,831,860
Legg Mason BW Global Income Opportunities Fund, Inc.	67,550	874,097
LMP Capital and Income Fund, Inc.	48,604	619,701
Madison Strategic Sector Premium Fund	12,525	145,916
MFS Intermediate High Income Fund	352,361	891,473
Neuberger Berman Real Estate Securities Income Fund, Inc.	480,190	2,593,026
Nuveen Credit Strategies Income Fund(a)	151,798	1,278,139
Nuveen Mortgage Opportunity Term Fund	37,000	882,080
Pacholder High Yield Fund, Inc.	152,505	1,070,585
Royce Value Trust, Inc.	389,823	4,654,487
Special Opportunities Fund, Inc.	24,281	342,848
Virtus Global Dividend & Income Fund, Inc.	31,899	372,261
Virtus Total Return Fund	800,354	3,585,586
Wells Fargo Multi-Sector Income Fund	171,708	2,173,823
Zweig Fund, Inc.	300,634	3,643,684

TOTAL CLOSED-END FUNDS (Cost $61,098,619)		62,351,368

BUSINESS DEVELOPMENT COMPANIES (3.61%)
American Capital Senior Floating Ltd.	16,490	183,863
Garrison Capital, Inc.	24,606	237,202
MVC Capital, Inc.	61,233	532,115
OHA Investment Corp.	601,728	1,720,942

TOTAL BUSINESS DEVELOPMENT COMPANIES (Cost $2,741,316)		2,674,122

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RiverNorth Opportunities Fund, Inc.	Statement of Investments

October 31, 2016

Description	Par/Shares	Value (Note 2)
BUSINESS DEVELOPMENT COMPANY BONDS (1.53%)
Full Circle Capital Corp., Due June 30, 2020, 8.25%	44,600	$1,131,056

TOTAL BUSINESS DEVELOPMENT COMPANY BONDS (Cost $1,119,906)		1,131,056

CONVERTIBLE PREFERRED STOCK (0.02%)
Special Opportunities Fund, Inc., Series B, 3.50%	650	16,575

TOTAL CONVERTIBLE PREFERRED STOCK (Cost $16,250)		16,575

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (6.95%)
State Street Institutional Treasury Money Market Fund	0.220%	5,144,004	5,144,004

TOTAL SHORT TERM INVESTMENTS (Cost $5,144,004)			5,144,004

TOTAL INVESTMENTS (96.33%) (Cost $70,120,095)			$71,317,125

Other Assets In Excess Of Liabilities (3.67%)(b)			2,718,693
NET ASSETS (100.00%)			$74,035,818

(a)	All or a portion of the security is pledged as collateral for short sales. As of October 31, 2016, the aggregate market value of those securities was $5,212,230, representing 7.04% of net assets.
(b)	Includes cash, in the amount of $887,426, which is being held as deposit with broker.

See Notes to Financial Statements

Annual Report | October 31, 2016	7

RiverNorth Opportunities Fund, Inc.

Statement of Assets and Liabilities	October 31, 2016

ASSETS:
Investments, at value	$71,317,125
Cash	9,944
Deposits with broker	887,426
Receivable for investments sold	2,034,055
Dividends receivable	60,114
Prepaid and other assets	4,154
Total Assets	74,312,818

LIABILITIES:
Payable for investments purchased	71,598
Payable to adviser	64,238
Payable to administrator	10,989
Payable to transfer agent	3,977
Payable for trustee fees	11,063
Payable for custodian fees	4,653
Payable for professional fees	90,214
Payable for printing fees	15,704
Other payables	4,564
Total Liabilities	277,000
Net Assets	$74,035,818

NET ASSETS CONSIST OF:
Paid-in capital	$72,699,585
Accumulated net realized gain	139,203
Net unrealized appreciation	1,197,030
Net Assets	$74,035,818

PRICING OF SHARES:
Net Assets	$74,035,818
Shares of common stock outstanding (37,500,000 of shares authorized, at $0.0001 par value per share)	3,755,155
Net asset value per share	$19.72

Cost of Investments	$70,120,095

See Notes to Financial Statements.

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RiverNorth Opportunities Fund, Inc.	Statement of Operations

For the Period December 24, 2015 (Commencement of Operations) to October 31, 2016

INVESTMENT INCOME:
Dividends	$3,639,222
Total Investment Income	3,639,222

EXPENSES:
Investment advisory fees	636,587
Administration fees	98,943
Transfer agent fees	22,720
Audit fees	24,000
Legal fees	104,710
Custodian fees	14,774
Trustee fees	94,999
Printing fees	17,663
Insurance fees	22,371
Other expenses	39,043
Total Expenses	1,075,810
Net Investment Income	2,563,412

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain on:
Investments	3,932,768
Long-term capital gains from other investment companies	1,821,535
Net change in unrealized appreciation on:
Investments	1,197,030
Net Realized and Unrealized Gain on Investments	6,951,333
Net Increase in Net Assets Resulting from Operations	$9,514,745

See Notes to Financial Statements.

Annual Report | October 31, 2016	9

RiverNorth Opportunities Fund, Inc.

Statement of Changes in Net Assets

For the Period December 24, 2015 (Commencement of Operations) to October 31, 2016
OPERATIONS:
Net investment income	$2,563,412
Net realized gain	3,932,768
Long-term capital gains from other investment companies	1,821,535
Net change in unrealized appreciation	1,197,030
Net increase in net assets resulting from operations	9,514,745

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(6,496,219)
From net realized gains	(1,682,509)
Net decrease in net assets from distributions to shareholders	(8,178,728)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sales of shares, net of offering costs	72,599,794
Net increase in net assets from capital share transactions	72,599,794

Net Increase in Net Assets	73,935,811

NET ASSETS:
Beginning of period	100,007
End of period (including undistributed net investment income of $–)	$74,035,818

OTHER INFORMATION:
Share Transactions:
Shares outstanding - beginning of period	5,155
Shares issued in connection with initial public offering	3,750,000
Shares outstanding - end of period	3,755,155

See Notes to Financial Statements.

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RiverNorth Opportunities Fund, Inc.	Financial Highlights

For a share outstanding throughout the period presented.

	For the Period December 24, 2015 (Commencement of Operations) to October 31, 2016
Net asset value - beginning of period	$19.40
Income/(loss) from investment operations:
Net investment income(a)	0.68
Net realized and unrealized gain	1.86
Total income from investment operations	2.54

Less distributions to shareholders:
From net investment income	(1.73)
From net realized gains	(0.45)
Total distributions	(2.18)

Capital share transactions:
Common share offering costs charged to paid-in capital	(0.04)
Total capital share transactions	(0.04)

Net increase in net asset value	0.32
Net asset value - end of period	$19.72
Market price - end of period	$19.65

Total Return(b)	13.67%
Total Return - Market Price(b)	9.87%

Supplemental Data:
Net assets, end of period (in thousands)	$74,036
Ratios to Average Net Assets:
Total expenses	1.69	%(c)
Net investment income	4.03	%(c)
Portfolio turnover rate	113	%(d)

(a)	Calculated using average shares throughout the period.
(b)
Total investment return is calculated assuming a purchase of common share at the opening on the first day and a sale at closing on the last day of each period reported. For purposes of this calculation, dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions, if any. Periods less than one year are not annualized.

(c)	Annualized.
(d)	Not annualized.

See Notes to Financial Statements.

Annual Report | October 31, 2016	11

RiverNorth Opportunities Fund, Inc.	Notes to Financial Statements

October 31, 2016

1. ORGANIZATION

RiverNorth Opportunities Fund, Inc. (the “Fund”) is a Maryland corporation registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund commenced operations on December 24, 2015. Prior to that date, the Fund had no operations other than matters relating to its organization and the sale and issuance of 5,155 common shares of beneficial interest in the Fund (“Common Shares”) to ALPS Advisors, Inc. (“AAI”) at a price of $19.40 per share, net of 3.00% sales load. AAI and RiverNorth Capital Management LLC (“RiverNorth”) agreed to pay all of the  Fund’s  organizational expenses and certain offering expenses. The Fund’s investment objective is total return consisting of capital appreciation and current income.

The Fund seeks to achieve its investment objective by pursuing a tactical asset allocation strategy and opportunistically investing under normal circumstances in closed-end funds and exchange-traded funds (“ETFs” and collectively, “Underlying Funds”). Underlying Funds also may include business development companies (“BDCs”). All Underlying Funds are registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund incurs higher and additional expenses when it invests in Underlying Funds. There is also the risk that the Fund may suffer losses due to the investment practices or operations of the Underlying Funds. To the extent that the Fund invests in one or more Underlying Funds that concentrate in a particular industry, the Fund would be vulnerable to factors affecting that industry and the concentrating Underlying Funds’ performance, and that of the  Fund, may be more volatile than Underlying Funds that do not concentrate. In addition, one Underlying Fund may purchase a security that another Underlying Fund is selling.

Under normal circumstances, the Fund intends to maintain long positions in Underlying Funds, but may engage in short sales for investment purposes. When the Fund engages in a short sale, it sells a security it does not own and, to complete the sale, borrows the same security from a broker or other institution. The Fund may benefit from a short position when the shorted security decreases in value.

2. SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates: The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the period reported. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Fund ultimately realizes upon sale of the securities. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The financial statements have been prepared as of the close of the New York Stock Exchange (“NYSE”) on October 31, 2016.

Portfolio Valuation: The net asset value per common share of the Fund is determined daily, on each day that the NYSE is open for trading, as of the close of regular trading on the NYSE (normally 4:00 p.m. New York time). The Fund’s net asset value per common share is calculated by dividing the value of the Fund’s total assets, less its liabilities by the number of shares outstanding.

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RiverNorth Opportunities Fund, Inc.	Notes to Financial Statements

October 31, 2016

The Board of Directors (the “Board”) has established the following procedures for valuation of the Fund’s assets under normal market conditions. Marketable securities listed on foreign or U.S. securities exchanges generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and ask prices on the exchange where such securities are primarily traded. If the independent primary or secondary pricing service is unable  to provide a price for a security, if the price provided by the independent primary or secondary pricing service is deemed unreliable, or if events occurring after the close of the market for a security but before the time as of which the Fund values its common shares would materially affect net asset value, such security will be valued at its fair value as determined in good faith under procedures approved by the Board.

When applicable, fair value of an investment is determined by the Fund’s Fair Valuation Committee as a designee of the Board. In fair valuing the Fund’s investments, consideration is given to several factors, which may include, among others, the following: the fundamental business data relating to the issuer, borrower, or counterparty; an evaluation of the forces which influence the market in which the investments are purchased and sold; the type, size and cost of the investment; the information as to any transactions in or offers for the investment; the price and extent of public trading in similar securities (or equity securities) of the issuer, or comparable companies; the coupon payments, yield data/cash flow data; the quality, value and saleability of collateral, if any, securing the investment; the business prospects of the issuer, borrower, or counterparty, as applicable, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer’s, borrower’s, or counterparty’s management; the prospects for the industry of the issuer, borrower, or counterparty, as applicable, and multiples (of earnings and/or cash flow) being paid for similar businesses in that industry; one or more independent broker quotes for the sale price of the portfolio security; and other relevant factors.

Securities Transactions and Investment Income: Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the first-in/first-out cost basis method for both financial reporting and tax purposes.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

Annual Report | October 31, 2016	13

RiverNorth Opportunities Fund, Inc.	Notes to Financial Statements

October 31, 2016

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –
Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2016:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Closed-End Funds	$62,351,368	$–	$–	$62,351,368
Business Development Companies	2,674,122	–	–	2,674,122
Business Development Company Bonds	1,131,056	–	–	1,131,056
Convertible Preferred Stock	16,575	–	–	16,575
Short Term Investments	5,144,004	–	–	5,144,004
Total	$71,317,125	$–	$–	$71,317,125

The Fund recognizes transfers between levels as of the end of the period. For the period ended October 31, 2016, the Fund did not have any significant transfers between Level 1 and Level 2 securities. The Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Short Sale Risks. The Fund and the Underlying Funds may engage in short sales. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. Positions in shorted securities are speculative and more risky than long positions (purchases) in securities because the maximum sustainable loss on a security purchased is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk. Short selling will also result in higher transaction costs (such as interest and dividends), and may result in higher taxes, which reduce a fund’s return. The Fund did not engage in short selling during the period ended October 31, 2016. However, the Fund did pledge collateral for future short sale transactions.

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RiverNorth Opportunities Fund, Inc.	Notes to Financial Statements

October 31, 2016

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS

AAI serves as the Fund’s investment adviser pursuant to an Investment Advisory Agreement with the Fund. As compensation for its services to the Fund, AAI receives an annual investment advisory fee of 1.00% based on the Fund’s average daily Managed Assets (as defined below). Pursuant to an Investment Sub-Advisory Agreement, AAI has retained as the Fund’s sub-adviser and pays RiverNorth an annual fee of 0.85% based on the Fund’s average daily Managed Assets.

ALPS Fund Services, Inc. (“AFS”), an affiliate of AAI, serves as administrator to the Fund. Under an Administration, Bookkeeping and Pricing Services Agreement, AFS is responsible for calculating the net asset values, providing additional fund accounting and tax services, and providing fund administration and compliance-related services to the Fund. AFS is entitled to receive a monthly fee, accrued daily based on the Fund’s average Managed Assets, as defined below, plus reimbursement for certain out-of-pocket expenses.

DST Systems, Inc. (“DST”), the parent company of AAI and AFS, serves as the Transfer Agent to the Fund. Under the Transfer Agency Agreement, DST is responsible for maintaining all shareholder records of the Fund. DST is entitled to receive an annual minimum fee of $22,500 plus out-of-pocket expenses.

The Fund pays no salaries or compensation to any of its interested Directors or its Officers. For their services, the four independent Directors of the Fund receive an annual retainer in the amount of $17,000, an additional $2,000 for attending each meeting of the Board and $1,000 for attending a special meeting of the Board. The independent Directors are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings of the Board.

A Director and certain Officers of the Fund are also officers of AAI. A Director is an officer of RiverNorth.

Managed Assets: For these purposes, the term Managed Assets is defined as the total assets of the Fund, including assets attributable to leverage, minus liabilities (other than debt representing leverage and any preferred stock that may be outstanding), calculated as of 4:00 p.m. Eastern time on such day or as of such other time or times as the Board may determine in accordance with the provisions of applicable law and of the declaration and bylaws of the Fund and with resolutions of the Board of Directors as from time to time in force.

The Fund may use leverage through borrowings or the issuance of preferred stock, in an aggregate amount of up to 15% of the Fund’s Managed Assets immediately after such borrowings or issuance. The Underlying Funds that the Fund invests in may also use leverage; provided, however, it is the intention of the Fund that the Fund’s direct use of leverage and the Fund’s overall exposure to leverage utilized by all the Underlying Funds will not exceed 33 1/3% of the Fund’s Managed Assets. The sub-adviser will assess whether or not to engage in leverage based on its assessment of conditions in the debt and credit markets. Leverage, if used, is expected to take the form of a borrowing or the issuance of preferred stock, although the Fund currently anticipates that leverage will initially be obtained through the use of bank borrowings or other similar term loans. As of October 31, 2016, the Fund utilized no direct leverage; it only had exposure to leverage through the investments in its underlying funds.

Annual Report | October 31, 2016	15

RiverNorth Opportunities Fund, Inc.	Notes to Financial Statements

October 31, 2016

4. DISTRIBUTIONS

The Fund intends to distribute to common shareholders regular monthly cash distributions of its net investment income. In addition, the Fund intends to distribute its net realized capital gains, if any, at least annually. At times, to maintain a stable level of distributions, the Fund may pay out less than all of its net investment income or pay out accumulated undistributed income, or return capital, in addition to current net investment income. Any distribution that is treated as a return of capital generally will reduce a shareholder’s basis in his or her shares, which may increase the capital gain or reduce the capital loss realized upon the sale of such shares. Any amounts received in excess of a shareholder’s basis are generally treated as capital gain, assuming the shares are held as capital assets.

Subsequent to October 31, 2016, the Fund paid the following regular monthly distributions:

Ex-Date	Record Date	Payable Date	Rate (per share)
November 17, 2016	November 21, 2016	November 30, 2016	$0.140
December 15, 2016	December 19, 2016	December 28, 2016	$0.140

In addition to regular monthly distributions, for the first year following the completion of the Fund’s initial public offering, the Fund intends to pay quarterly distributions (each, a “Contingent Quarterly Special Distribution”) to common shareholders. The date on which the amount of the Contingent Quarterly Special Distribution will be measured (each, a “Quarterly Special Distribution Measurement Date”) for the first Contingent Quarterly Special Distribution was March 15, 2016 and subsequent Quarterly Special Distribution Measurement Dates occur every three months thereafter (a “Quarterly Special Distribution Period”) on the 15th day of each such month (or, if such date is not a business day, on the first business day thereafter) during the one-year period following the completion of the offering. The aggregate amount payable for each Quarterly Special Distribution Period is expected to be equal to 50% of the amount by which the net asset value of the Fund as of the applicable Quarterly Special Distribution Measurement Date (the “Measurement NAV”) exceeds the net asset value of the Fund as of the most recent prior Quarterly Special Distribution Measurement Date for which a Contingent Quarterly Special Distribution was paid (the “Benchmark NAV”). The calculation of the Measurement NAV and the Benchmark NAV will be appropriately adjusted to reflect distributions paid or to be paid by the Fund. There can be no assurance that the net asset value of the Fund will increase or any Contingent Quarterly Special Distribution will be made by the Fund. The Board will  review the Contingent Quarterly Special Distribution Program from time to time and may determine to modify, suspend or cancel the program.

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RiverNorth Opportunities Fund, Inc.	Notes to Financial Statements

October 31, 2016

Contingent Quarterly Special Distributions paid for the period ended October 31, 2016 were as follows:

Ex-Date	Record Date	Payable Date	Rate (per share)
April 19, 2016	April 21, 2016	April 28, 2016	$0.035
July 21, 2016	July 25, 2016	July 28, 2016	$0.540
October 18, 2016	October 20, 2016	October 27, 2016	$0.343

5. CAPITAL TRANSACTIONS

The Fund’s authorized capital stock consists of 37,500,000 shares of common stock, $0.0001 par value per share, all of which is initially classified as common shares. Under the rules of the NYSE applicable to listed companies, the Fund is required to hold an annual meeting of stockholders in each year.

Under the Fund’s Charter, the Board is authorized to classify and reclassify any unissued shares of stock into other classes or series of stock and authorize the issuance of shares of stock without obtaining stockholder approval. Also, the Fund’s Board, with the approval of a majority of the entire Board, but without any action by the stockholders of the Fund, may amend the Fund’s Charter from time to time to increase or decrease the aggregate number of shares of stock of the Fund or the number of shares of stock of any class or series that the Fund has authority to issue.

The Fund issued 3,755,155 common shares in its initial public offering on December 24, 2015. These common shares were issued at $20.00 per share before the underwriting discount of $0.60 per share. Offering costs of $150,206 (representing $0.04 per common share) were offset against proceeds of the offerings and have been charged  to paid-in capital of the common shares. AAI and RiverNorth agreed to pay those offering costs of the Fund (other than the sales load) that exceeded $0.04 per common share.

Additional shares of the Fund may be issued under certain circumstances pursuant to the Fund’s Automatic Dividend Reinvestment Plan, as defined within the Fund’s organizational documents. Additional information concerning the Automatic Dividend Reinvestment Plan is included within this report.

6. PORTFOLIO INFORMATION

Purchases and Sales of Securities: For the period ended October 31, 2016, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $133,838,157 and $72,246,537, respectively.

7. TAXES

Classification of Distributions: Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

Annual Report | October 31, 2016	17

RiverNorth Opportunities Fund, Inc.	Notes to Financial Statements

October 31, 2016

The tax character of distributions paid during the period ended October 31, 2016 was as follows:

For the Period Ended October 31, 2016
Ordinary Income	$6,496,219
Long-Term Capital Gain	1,682,509
Total	$8,178,728

Components of Earnings: Tax components of distributable earnings are determined in accordance with income tax regulations which may differ from composition of net assets reported under accounting principles generally accepted in the United States. Accordingly, for the period ended October 31, 2016, certain differences were reclassified.

The reclassifications were as follows:

Paid-in capital	Accumulated net investment income	Accumulated net realized gain
$(216)	$3,932,807	$(3,932,591)

These differences are primarily attributed to the different tax treatment of non-deductible expenses and distribution reclassifications.

Tax Basis of Distributable Earnings: Tax components of distributable earnings are determined in accordance with income tax regulations which may differ from composition of net assets reported under GAAP.

As of October 31, 2016, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$–
Accumulated Capital Gain	140,371
Unrealized Appreciation	1,195,862
Total	$1,336,233

18	www.rivernorthcef.com

RiverNorth Opportunities Fund, Inc.	Notes to Financial Statements

October 31, 2016

Tax Basis of Investments: Net unrealized appreciation/(depreciation) of investments based on federal tax cost as of October 31, 2016, was as follows:

Cost of investments for income tax purposes	$70,121,263
Gross appreciation on investments (excess of value over tax cost)	2,277,575
Gross depreciation on investments (excess of tax cost over value)	(1,081,713)
Net unrealized appreciation on investments	$1,195,862

The differences between book-basis and tax-basis are primarily due to wash sales.

Federal Income Tax Status: For federal income tax purposes, the Fund currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its investment company taxable net income and realized gain, not offset by capital loss carryforwards, if any, to its shareholders. No provision for federal income taxes has been made. During the period, the Fund paid an excise tax of $216 as required under Internal Revenue Code §4982. As of October 31, 2016, $162 of the $216 excise tax paid was included in Other expenses on the Statement of Operations.

As of and during the period ended October 31, 2016, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return. Being that the Fund commenced operations on December 24, 2015, no tax returns have been filed for the Fund as of the date of this report.

8. SUBSEQUENT EVENTS

Effective November 30, 2016; the Fund entered into a $15,000,000 secured committed line of credit agreement with State Street Bank and Trust Company (“SSB”), which by its terms expires on November 29, 2017, subject to the restrictions and terms of the credit agreement. For borrowing under this credit agreement, the Fund will be charged either an interest rate of:

(1)	1.00% (per annum) plus the One-Month LIBOR rate (London Interbank Offered Rate) or

(2)	as of any day, the higher of (a) 1.05% (per annum) plus the daily Federal Funds Rate as in effect on that day, and (b) 1.05% (per annum) plus the One-Month LIBOR rate as in effect on that day.

Borrowing under this credit agreement, the Fund is charged a commitment fee on the average daily unused balance of the line of credit at the rate of 0.15% per annum. Per the terms of the credit agreement, the Fund paid an upfront fee of 0.10% on the total line of credit balance. The Fund pledges its investment securities as the collateral for the line of credit per the terms of the agreement.

Annual Report | October 31, 2016	19

RiverNorth Opportunities Fund, Inc.	Dividend Reinvestment Plan

October 31, 2016 (Unaudited)

RiverNorth Opportunities Fund, Inc. (the “Fund”) has a dividend reinvestment plan commonly referred to as an “opt-out” plan. Unless the registered owner of the Fund’s common stock (the “Common Shares”) elects to receive cash by contacting DST Systems, Inc. (the “Plan Administrator”), all dividends declared on Common Shares will be automatically reinvested by the Plan Administrator for shareholders in the Fund’s Automatic Dividend Reinvestment Plan (the “Plan”), in additional Common Shares. Common Shareholders who elect not to participate in the Plan will receive all dividends and other distributions in cash paid by check mailed directly to the shareholder of record (or, if the Common Shares are held in street or other nominee name, then to such nominee) by the Plan Administrator as dividend disbursing agent. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Such notice will be effective with respect to a particular dividend or other distribution (together, a “Dividend”). Some brokers may automatically elect to receive cash on behalf of Common Shareholders and may re-invest that cash in additional Common Shares.

Whenever the Fund declares a Dividend payable in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in Common Shares. The Common Shares will be acquired by the Plan Administrator for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized Common Shares from the Fund (“Newly Issued Common Shares”) or (ii) by purchase of outstanding Common Shares on the open market (“Open-Market Purchases”) on the New York Stock Exchange (“NYSE”) or elsewhere. If, on the payment date for any Dividend, the closing market price plus estimated brokerage commissions per Common Share is equal to or greater than the net asset value per Common Share, the Plan Administrator will invest the Dividend amount in Newly Issued Common Shares on behalf of the participants. The number of Newly Issued Common Shares to be credited to each participant’s account will be determined by dividing the dollar amount of the Dividend by the Fund’s net asset value per Common Share on the payment date. If, on the payment date for any Dividend, the net asset value per Common Share is greater than the closing market value plus estimated brokerage commissions (i.e., the Fund’s Common Shares are trading at a discount), the Plan Administrator will invest the Dividend amount in Common Shares acquired on behalf of the participants in Open-Market Purchases.

In the event of a market discount on the payment date for any Dividend, the Plan Administrator will have until the last business day before the next date on which the Common Shares trade on an “ex-dividend” basis or 30 days after the payment date for such Dividend, whichever is sooner (the “Last Purchase Date”), to invest the Dividend amount in Common Shares acquired in Open-Market Purchases. It is contemplated that the Fund will pay monthly income Dividends. If, before the Plan Administrator has completed its Open-Market Purchases, the market price per Common Share exceeds the net asset value per Common Share, the average per Common Share purchase price paid by the Plan Administrator may exceed the net asset value of the Common Shares, resulting in the acquisition of fewer Common Shares than if the Dividend had been paid in Newly Issued Common Shares on the Dividend payment date. Because of the foregoing difficulty with respect to Open-Market Purchases, the Plan provides that if the Plan Administrator is unable to invest the full Dividend amount in Open-Market Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Administrator may cease making Open-Market Purchases and may invest the uninvested portion of the Dividend amount in Newly Issued Common Shares at the net asset value per Common Share at the close of business on the Last Purchase Date.

20	www.rivernorthcef.com

RiverNorth Opportunities Fund, Inc.	Dividend Reinvestment Plan

October 31, 2016 (Unaudited)

The Plan Administrator maintains all shareholders’ accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common Shares in the account  of each Plan participant will be held by the Plan Administrator on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Administrator will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instructions of the participants.

Beneficial owners of Common Shares who hold their Common Shares in the name of a broker or nominee should contact the broker or nominee to determine whether and how they may participate in the Plan. In the case of Common Shareholders such as banks, brokers or nominees which hold shares for others who are the beneficial owners, the Plan Administrator will administer the Plan on the basis of the number of Common Shares certified from time to time by the record shareholder’s name and held for the account of beneficial owners who participate in the Plan.

There will be no brokerage charges with respect to Common Shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred in connection with Open-Market Purchases. The automatic reinvestment of Dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Dividends. Participants that request a sale of Common Shares through the Plan Administrator are subject to brokerage commissions.

The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.

All correspondence or questions concerning the Plan should be directed to the Plan Administrator at Mail Stop: RiverNorth Opp, 430 West 7th Street, Kansas City, MO 64105-1407.

Annual Report | October 31, 2016	21

RiverNorth Opportunities Fund, Inc.	Report of Independent Registered Public Accounting Firm

October 31, 2016

To the Shareholders and Board of Directors of RiverNorth Opportunities Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of RiverNorth Opportunities Fund, Inc. (the “Fund”) as of October 31, 2016, and the related statements of operations and changes in net assets, and the financial highlights for the period December 24, 2015 (commencement of operations) through October 31, 2016. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2016, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of RiverNorth Opportunities Fund, Inc. as of October 31, 2016, the results of its operations, changes in its net assets, and the financial highlights for the period December 24, 2015 (commencement of operations) through October 31, 2016, in conformity with accounting principles generally accepted in the United States of America.

COHEN & COMPANY, LTD.
Cleveland, Ohio
December 23, 2016

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RiverNorth Opportunities Fund, Inc.	Directors and Officers

October 31, 2016 (Unaudited)

INDEPENDENT DIRECTORS
Name and Year of Birth	Position(s) Held with Registrant	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex(2) Overseen by Director	Other Directorships(3) Held by Director During Past 5 Years
John K. Carter (1952)	Director	Initial term expires in 2017. Has served since 2013.(4)	Managing Partner, Global Recruiters of St. Petersburg (a financial services consulting and recruiting firm) (2012 to present); Business Unit Head, Transamerica Asset Management (2006 to 2012).	4	RiverNorth Funds (3 funds) (since 2006). Director, Chairman of the Board of Directors, Transamerica Funds (120 funds) (2006 to 2012). Board Member, United Way of Tampa Bay (2011 to 2012).
J. Wayne Hutchens (1944)	Director	Initial term expires in 2017. Has served since April 2013.(4)	Mr. Hutchens is currently retired. From April 2006 to December 2012, he served as President and CEO of the University of Colorado (CU) Foundation and from April 2009 to December 2012, he was Executive Director of the CU Real Estate Foundation. Mr. Hutchens is also Trustee of the Denver Museum of Nature and Science (2000 to present), Director of AMG National Trust Bank (June 2012 to present) and Trustee of Children’s Hospital Colorado (May 2012 to present). Prior to these positions, Mr. Hutchens spent 29 years in the banking industry, retiring as Chairman of Chase Bank Colorado.	1	ALPS Series Trust (9 funds) (2012 to present).
John S. Oakes (1943)	Director	Initial term expires in 2018. Has served since 2013.(4)	Principal, Financial Search and Consulting (a recruiting and consulting firm) (2013 to present); Regional Vice President, Securities America (a broker-dealer) (2007 to 2013).	4	RiverNorth Funds (3 funds) (since 2006).

Annual Report | October 31, 2016	23

RiverNorth Opportunities Fund, Inc.	Directors and Officers

October 31, 2016 (Unaudited)

INDEPENDENT DIRECTORS
Name and Year of Birth	Position(s) Held with Registrant	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex(2) Overseen by Director	Other Directorships(3) Held by Director During Past 5 Years
David M. Swanson (1957)	Director	Initial term expires in 2019. He has served since 2013.(4)	Founder & Managing Partner of SwanDog Strategic Marketing. Previously, he served as Executive Vice President of Calamos Investments (April 2004 to March 2006), Chief Operating Officer of Van Kampen Investments (October 2002 to April 2004), and Managing Director of Morgan Stanley (February 2000 to April 2004).	11	Managed Portfolio Series (28 funds) (2006 to present); Trustee, ALPS Variable Investment Trust (10 funds) (2006 to present).

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RiverNorth Opportunities Fund, Inc.	Directors and Officers

October 31, 2016 (Unaudited)

INTERESTED BOARD MEMBERS(5) AND OFFICERS
Name and Year of Birth	Position(s) Held with Registrant	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex(2) Overseen by Director	Other Directorships(3) Held by Director During Past 5 Years
Thomas A. Carter(6) (1966)	Chairman, Director and President	Initial term expires in 2017. Has served since 2013.(4)
Mr. Carter joined ALPS in 1994 and is currently President and Director of the Adviser, and APSD, and Executive Vice President and Director of ALPS, ADI and AHI. Because of his position with AHI, ALPS, ADI, the Adviser and APSD, Mr. Carter is deemed an affiliate of the Fund as defined under the 1940 Act. Before joining ALPS, Mr. Carter was with Deloitte & Touche LLP, where he worked with a diverse group of clients, primarily within the financial services industry. Mr. Carter is a Certified Public Accountant and received his Bachelor of Science in Accounting from the University of Colorado at Boulder.
				33	Trustee of ALPS ETF Trust (21 funds), ALPS Variable Investment Trust (10 funds) and Principal Real Estate Income Fund (1 fund).
Patrick W. Galley (1975)	Director	Initial term expires in 2019. Has served since 2013. (4)	Chief Investment Officer, RiverNorth Capital Management, LLC. (2004 to present); Board of Managers of RiverNorth Capital Management, LLC and RiverNorth Securities, LLC (since 2010) and Board of Directors RiverNorth Holdings, Co. (since 2010).	4	RiverNorth Funds (3 funds) (since 2006).

Annual Report | October 31, 2016	25

RiverNorth Opportunities Fund, Inc.	Directors and Officers

October 31, 2016 (Unaudited)

INTERESTED BOARD MEMBERS(5) AND OFFICERS
Name and Year of Birth	Position(s) Held with Registrant	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex(2) Overseen by Director	Other Directorships(3) Held by Director During Past 5 Years
Patrick D. Buchanan (1972)	Treasurer	Has served since 2015.
Mr. Buchanan is Vice President of AAI. Mr. Buchanan joined ALPS in 2007 and because of his position with AAI, he is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Buchanan is also Treasurer of the ALPS ETF Trust, ALPS Variable Investment Trust, Principal Real Estate Income Fund and Clough Funds Trust.
				N/A	N/A
Erin D. Nelson (1977)	Chief Compliance Officer	Has served since 2015.
Erin Nelson became Senior Vice-President and Chief Compliance Officer of AAI on July 1, 2015 and prior to that served as Vice President and Deputy Chief Compliance Officer of AAI since January 1, 2015. Prior to January 1, 2015, Ms. Nelson was Vice-President and Assistant General Counsel of ALPS Fund Services, Inc. Because of her position with AAI, Ms. Nelson is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Nelson is also the CCO of ALPS ETF Trust, ALPS Variable Investment Trust, Liberty All-Star Growth Fund, Inc., Liberty All-Star Equity Fund and Principal Real Estate Income Fund.
				N/A	N/A

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RiverNorth Opportunities Fund, Inc.	Directors and Officers

October 31, 2016 (Unaudited)

INTERESTED BOARD MEMBERS(5) AND OFFICERS
Name and Year of Birth	Position(s) Held with Registrant	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex(2) Overseen by Director	Other Directorships(3) Held by Director During Past 5 Years
Abigail J. Murray (1975)	Secretary	Has served since 2015.
Ms. Murray joined ALPS in April 2015. She is currently Vice President and Senior Counsel of ALPS. Prior to joining ALPS, Ms. Murray was an Attorney and Managing Member at Murray & Rouvina PLC from 2014 to 2015 and an Associate with Vedder Price P.C. from 2007 to 2014. Ms. Murray is also the Secretary of ALPS ETF Trust, Clough Global Allocation Fund, Clough Global Equity Fund, Clough Global Opportunities Fund, Clough Funds Trust, The Caldwell & Orkin Funds, Inc. and Principal Real Estate Income Fund and Assistant Secretary of Elevation ETF Trust.
				N/A	N/A
Andrea E. Kuchli (1985)	Assistant Secretary	Has served since 2016.
Ms. Kuchli has been Vice President and Senior Counsel of ALPS Fund Services, Inc. and the Adviser since February 2015. Prior to that Ms. Kuchli served as an Associate Attorney with Davis Graham & Stubbs LLP from April 2014 to February 2015, and as an Associate Attorney with Dechert LLP from September 2011 to April 2014. Ms. Kuchli is also Secretary of the Elevation ETF Trust, Secretary of the Principal Real Estate Income Fund, Assistant Secretary of the James Advantage Funds (May 2015 – present), and Assistant Secretary of the ALPS ETF Trust.
				N/A	N/A

Annual Report | October 31, 2016	27

RiverNorth Opportunities Fund, Inc.	Directors and Officers

October 31, 2016 (Unaudited)

INTERESTED BOARD MEMBERS(5) AND OFFICERS
Name and Year of Birth	Position(s) Held with Registrant	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex(2) Overseen by Director	Other Directorships(3) Held by Director During Past 5 Years
Andrew Meloni (1969)	Assistant Treasurer	Has served since 2016
Mr. Meloni is a Fund Controller for ALPS Fund Services, Inc. Mr. Meloni joined ALPS in 2007 and because of his position with ALPS, he is deemed an affiliate of the Fund as defined under the 1940 Act. Mr. Meloni is also Assistant Treasurer to the Liberty All - Star Equity Fund, Liberty All - Star Growth Fund, Inc. and Principal Real Estate Income Fund.
				N/A	N/A

(1)	After a Director’s initial term, each Director is expected to serve a three-year term.

(2)	The term “Fund Complex” means two or more registered investment companies that:

(a)	hold themselves out to investors as related companies for purposes of investment and investor services; or

(b)	have a common investment adviser or that have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies.

For Messrs. John Carter, Galley and Oakes, the Fund complex consists of the Fund (1 Fund) and the RiverNorth Funds (3 Funds). For Mr. Swanson, the Fund complex consists of the Fund (1 Fund) and the ALPS Variable Insurance Trust (10 Funds). For Mr. Thomas Carter, the Fund complex consists of the Fund (1 Fund), the Principal Real Estate Income Fund (1 Fund), ALPS Variable Insurance Trust (10 Funds) and the ALPS ETF Trust (21 Funds). For Mr. Hutchens, the Fund complex consists of the Fund (1 Fund).

(3)	The numbers enclosed in the parentheticals represent the number of funds overseen in each respective directorship held by the Director.

(4)	The Fund began trading in 2015.

(5)	“Interested Board Members” refers to those Board Members who constitute “interested persons” of the Fund as defined in the 1940 Act.

(6)	Mr. Carter is considered to be an “Interested Board Member” because of his affiliation with the Adviser and ALPS.

The Statement of Additional Information includes additional information about the Fund's Trustees and is available, without charge, upon request by calling (toll-free) 1-855-830-1222.

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RiverNorth Opportunities Fund, Inc.	Additional Information

October 31, 2016 (Unaudited)

PORTFOLIO HOLDINGS

The Fund files a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Fund’s Form N-Q are available without a charge,  upon request,  by  contacting  the  Fund  at  1-855-830-1222  and  on  the  SEC’s  website  at http://www.sec.gov. You may also review and copy Form N–Q at the SEC’s Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, please call the SEC at 1-800-SEC-0330.

PROXY VOTING

A description of the Fund’s proxy voting policies and procedures is available (1) without charge, upon  request,  by  calling  1-855-830-1222,  (2)  on  the  Fund’s  website  located  at http://www.rivernorthcef.com, or (3) on the SEC’s website at http://www.sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities  during the  twelve-month period ended June 30th is available on the SEC’s website at http://www.sec.gov.

SECTION 19(A) NOTICES

The following table sets forth the estimated amount of the sources of distribution for purposes of Section 19 of the Investment Company Act of 1940, as amended, and the related rules adopted there under. A Fund estimates the following percentages, of the total distribution amount per share, attributable to (i) current and prior fiscal year net  investment income, (ii) net  realized short-term capital gain, (iii) net realized long-term capital gain and (iv) return of capital or other capital source as a percentage of the total distribution amount. These percentages are disclosed for the fiscal year-to-date cumulative distribution amount per  share for the  Fund. The amounts and sources of distributions reported in these 19(a) notices are only estimates and not for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the Fund’s investment experience during the remainder of the calendar year and may be subject to changes based on tax regulations. The Fund will send you a Form 1099-DIV for the  calendar  year  that  will  tell  you  how  to  report  these  distributions  for  federal  income  tax purposes.

Per Share Cumulative Distributions for the period ended October 31, 2016*
Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
$1.1581	$0.8203	$0.1996	$2.1780

Percentage of the Total Cumulative Distributions for the period ended October 31, 2016*
Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
53.17%	37.67%	9.16%	100.00%

*	The Fund commenced operations on December 24, 2015.

Annual Report | October 31, 2016	29

RiverNorth Opportunities Fund, Inc.	Additional Information

October 31, 2016 (Unaudited)

UNAUDITED TAX INFORMATION

The Fund will notify shareholders in early 2017 of amounts paid to them by the Fund, if any, during the calendar year 2016.

Pursuant to Section 852(b)(3) of the Internal Revenue Code, the Fund designated $1,682,509 as long-term capital gain dividends.

DATA PRIVACY POLICIES AND PROCEDURES

Policy Statement: The Fund has in effect the following policy with respect to nonpublic personal information about its customers:

•	Only such information received from customers, through application forms or otherwise, and information about customers’ Fund transactions will be collected.
•	None of such information about customers (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).
•	Policies and procedures (including physical, electronic and procedural safeguards) are in place and designed to protect the confidentiality and properly disposal of such information.
•
The Fund does not currently obtain consumer information. If the Fund were to obtain consumer information at any time in the future, it would employ appropriate procedural safeguards that comply with  federal standards to protect against unauthorized access to and properly dispose of consumer information.

For more information about the Fund’s privacy policies call (855) 830-1222.

CUSTODIAN AND TRANSFER AGENT

State Street Bank and Trust Company, located at State Street Financial Center, One Lincoln Street, Boston, MA 02111, serves as the Fund’s custodian and will maintain custody of the securities and cash of the Fund.

DST Systems, Inc., located at 333 West 11th Street, 5th Floor, Kansas City, Missouri 64105, serves as the Fund’s transfer agent and registrar.

LEGAL COUNSEL

Dechert LLP, New York, New York, serves as legal counsel to the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd. is the independent registered public accounting firm for the Fund.

30	www.rivernorthcef.com

Intentionally Left Blank

RiverNorth Capital Management, LLC
325 N. LaSalle Street, Suite 645
 Chicago, IL 60654

Secondary market support provided to the Fund by ALPS Fund Services, Inc.’s affiliate, ALPS Portfolio Solutions Distributor, Inc., a FINRA member.

Item 2.	Code of Ethics.

(a)
The Registrant, as of the end of the period covered by the report, has adopted a Code of Ethics that applies to the Registrant’s Principal Executive Officer, Principal Financial Officer, Principal Accounting Officer or Controller or any persons performing similar functions on behalf of the Registrant.

(b)	Not Applicable.

(c)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics referenced in 2 (a) above.

(d)	During the period covered by this report, no implicit or explicit waivers to the provision of the Code of Ethics referenced in 2 (a) above were granted.

(e)	Not Applicable.

(f)	The Registrant’s Code of Ethics is attached as Exhibit 12.A.1 hereto.

Item 3.	Audit Committee Financial Expert.

The Registrant’s Board of Directors has determined that the Registrant has as least one audit committee financial expert serving on its Audit Committee. The Board of Directors has designated J. Wayne Hutchens as the Registrant’s “audit committee financial expert.” Mr. Hutchens is “independent” as defined in paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

(a)
Audit Fees: The aggregate fees billed for professional services rendered by Cohen & Company, Ltd. (“Cohen”) for the fiscal period December 24, 2015 (Fund’s inception) to October 31, 2016 for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements was $19,000.

(b)
Audit-Related Fees: The aggregate fees billed for the fiscal period December 24, 2015 (Fund’s inception) to October 31, 2016 for assurance and related services by Cohen that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item was $10,000.

(c)
Tax Fees: The aggregate fees billed for the fiscal period December 24, 2015 (Fund’s inception) to October 31, 2016 for professional services rendered by Cohen for tax compliance, tax advice, and tax planning was $5,000. These fees are comprised of fees relating income tax return preparation fees, excise tax return preparation fees and review of dividend distribution calculation fees.

(d)
All Other Fees: The aggregate fees billed for the fiscal period December 24, 2015 (Fund’s inception) to October 31, 2016 for products and services provided by Cohen, other than the services reported in paragraphs (a) through (c) of this Item was $0.

(e)(1)
Audit Committee Pre-Approval Policies and Procedures: All services to be performed by the Registrant's principal auditors must be pre-approved by the Registrant's Audit Committee or by the Audit Committee's designee pursuant to the Audit Committee's Pre-Approval Policies and Procedures.

(e)(2)	No services described in paragraphs (b) through (d) were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)
The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant for the fiscal period December 24, 2015 (Fund’s inception) to October 31, 2016 was $15,000.

(h)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

The Registrant has a separately designated standing Audit Committee established in accordance with Section 3 (a)(58)(A) of the Exchange Act and is comprised of the following members:

J. Wayne Hutchens, Chairman
John K. Carter
John S. Oakes
David M. Swanson

Item 6.	Schedule of Investments.

(a)	Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

(b)	Not applicable to the Registrant.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Attached, as Exhibit Item 7, is a copy of the policies and procedures of the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

(a)(1)	Portfolio Managers

As of the date of this report

Portfolio Managers Name	Title	Length of Service	Business Experience: 5 Years
Patrick W. Galley, CFA	Portfolio Manager	Since Inception
Manager and Chief Investment Officer, RiverNorth Capital Management (since 2004); President and Trustee, RiverNorth Funds (since 2006); President and Director, RiverNorth Marketplace Lending Corporation (since 2016); President and Director, RiverNorth/Double Line Strategic Opportunities Fund, Inc. (since 2016); Manager, RiverNorth Financial Holdings, LLC (since 2014); Director, RiverNorth Holding Co. (since 2009).

Stephen O’Neill, CFA	Portfolio Manager	Since Inception	Portfolio Manager, RiverNorth Capital Management (since 2007).

Patrick W. Galley, CFA

Mr. Galley is the Fund’s co-portfolio manager. Mr. Galley is the Chief Investment Officer for the Subadviser. Mr. Galley heads the firm’s research and investment team and oversees all portfolio management activities at the Subadviser. Mr. Galley also serves as the President and Chairman of RiverNorth Funds. Prior to joining the Subadviser in 2004, he was most recently a Vice President at Bank of America in the Global Investment Bank’s Portfolio Management group, where he specialized in analyzing and structuring corporate transactions for investment management firms in addition to closed-end and open-end funds, hedge funds, funds of funds, structured investment vehicles and insurance/reinsurance companies. Mr. Galley graduated with honors from Rochester Institute of Technology with a B.S. in Finance. He has received the Chartered Financial Analyst (CFA) designation, is a member of the CFA Institute and is a member of the CFA Society of Chicago.

Stephen O’Neill, CFA

Mr. O’Neill is the Fund’s other co-portfolio manager. Mr. O’Neill is a Portfolio Manager for the Subadviser. Mr. O’Neill conducts qualitative and quantitative analysis of closed-end funds and their respective asset classes. Prior to joining the Subadviser in 2007, he was most recently an Assistant Vice President at Bank of America in the Global Investment Bank’s Portfolio Management group. At Bank of America, he specialized in the corporate real estate, asset management, and structured finance industries. Mr. O’Neill graduated magna cum laude from Miami University in Oxford, Ohio with a B.S. in finance and a minor in economics. Mr. O’Neill has received the Chartered Financial Analyst (CFA) designation, is a member of the CFA Institute and is a member of the CFA Society of Chicago.

(a)(2)	As of October 31, 2016, the Portfolio Managers listed above are also responsible for the day-to-day management of the following:

Portfolio Managers Name	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Patrick W. Galley, CFA	6 - - $3,174,732,548.27	5 - $390,575,985.81*	1 - $32,998,448.84*
Stephen O’Neill, CFA	5 - $3,161,734,135.14	4 - $388,650,873.24*	1 - $32,998,448.84*

*	Subject to incentive fee

(a)(3)	Compensation of Portfolio Managers and Material Conflicts of Interest

Mr. Galley’s and Mr. O’Neill’s total compensation which is paid by the Subadviser (and not the Fund) includes a base salary fixed from year to year and a variable performance bonus consisting of cash incentives, which may include mandatory investments in the Fund. The amounts paid to Mr. Galley and Mr. O’Neill are based on a percentage of the fees earned by the Subadviser from managing the Fund and other investment accounts. The performance bonus reflects individual performance and the performance of the Subadviser’s business as a whole. Mr. Galley and Mr. O’Neill also participate in a 401K program on the same basis as other officers of the Subadviser.

(a)(4)	Dollar Range of Securities Owned as of October 31, 2016.

Portfolio Managers	Dollar Range of the Registrant’s Securities Owned by the Portfolio Managers
Patrick W. Galley, CFA	$100,001 - $500,000
Stephen O’Neill, CFA	$100,001 - $500,000

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes by which shareholders may recommend nominees to the Board of Directors.

Item 11.	Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	The Code of Ethics that applies to the Registrant’s Principal Executive Officer and Principal Financial Officer is attached hereto as exhibit EX‑99.12.A.1.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as exhibit EX‑99.CERT.

(a)(3)	Not applicable.

(b)
A certification for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as exhibit EX‑99.906CERT.

(c)	The Proxy Voting Policies and Procedures are attached hereto as exhibit EX‑99.ITEM7.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RIVERNORTH OPPORTUNITIES FUND, INC.

By:	/s/ Thomas A. Carter
Thomas A. Carter
President (Principal Executive Officer)

Date:	January 9, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas A. Carter
Thomas A. Carter
President (Principal Executive Officer)

Date:	January 9, 2017

By:	/s/ Patrick D. Buchanan
Patrick D. Buchanan
Treasurer (Principal Financial Officer)

Date:	January 9, 2017